Summary of Significant Accounting Policies - Schedule of Consolidated Statements of Operations (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Consolidated Statements of Operations [Abstract]
Net revenues	¥ 70,179,033	$ 10,035,468	¥ 248,831,457	¥ 440,536,632
Cost of revenues	(57,760,468)	(8,259,637)	(201,991,119)	(424,345,616)
Total operating expenses	(29,357,477)	(4,196,423)	(67,221,319)	(398,954,591)
Total other income (loss), net	978,513	139,926	(176,442)	161,579
Income tax expense	(339,660)	(48,571)	(12,853,549)	(211,267)
Net loss	¥ (16,300,059)	$ (2,329,237)	¥ (33,410,972)	¥ (382,813,263)